DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.5%
Austria — 1.4%
ANDRITZ AG
548 53,087
ASTA Energy Solutions AG *
54 3,851
AT&S Austria Technologie &
Systemtechnik AG *
231 41,106
BAWAG Group AG, 144A
636 132,827
CA Immobilien Anlagen AG
338 9,148
CPI Europe AG * (a)
287 5,127
DO & CO AG
63 14,855
Erste Group Bank AG
2,716 382,674
EVN AG
282 9,647
Frequentis AG
42 3,708
Kontron AG *
310 7,886
Lenzing AG * (a)
175 4,655
Mayr Melnhof Karton AG
75 6,603
Oesterreichische Post AG
305 11,000
OMV AG
1,276 101,526
Palfinger AG
119 4,396
Porr AG
217 9,389
Raiffeisen Bank International AG
1,154 85,519
UNIQA Insurance Group AG
893 18,256
Verbund AG
617 42,499
Vienna Insurance Group AG
Wiener Versicherung Gruppe
285 23,901
voestalpine AG
943 50,057
Wienerberger AG
869 19,784
(Cost $635,874)
1,041,501
Belgium — 3.6%
Ackermans & van Haaren NV
182 57,797
Aedifica SA REIT
864 68,143
Ageas SA/NV
1,311 114,971
Anheuser-Busch InBev SA/NV
7,920 628,141
Argenx SE *
552 561,414
Azelis Group NV
2,063 29,786
Barco NV
537 4,887
Bekaert SA
303 13,744
Colruyt Group NV
226 10,185
Deme Group NV
61 12,371
D'ieteren Group
183 37,985
Elia Group SA/NV
406 60,505
Euronav NV
1,018 18,565
Fagron
558 14,421
Financiere de Tubize SA
181 38,705
Gimv NV
181 9,219
Groupe Bruxelles Lambert NV
639 54,814
KBC Ancora
364 39,405
KBC Group NV
2,039 310,261
Kinepolis Group NV
119 6,455
Lakefront Biotherapeutics NV *
288 8,216
Lotus Bakeries NV
4 59,286
Number
of Shares Value $
Melexis NV
181 13,876
Montea NV REIT
149 11,163
Proximus SADP
1,055 7,782
Recticel SA
339 5,174
Retail Estates NV REIT
104 7,888
Shurgard Self Storage Ltd. REIT
311 8,254
Sofina SA
128 36,694
Solvay SA
636 19,089
Syensqo SA
605 57,062
Tessenderlo Group SA
169 4,505
UCB SA
1,069 267,338
Umicore SA
2,058 56,559
Vastned NV REIT
93 3,122
VGP NV
170 15,797
Warehouses De Pauw CVA REIT
1,750 42,687
X-Fab Silicon Foundries SE,
144A *
368 2,586
Xior Student Housing NV REIT
270 8,436
(Cost $2,078,405)
2,727,288
Finland — 3.5%
Bittium Oyj
231 9,955
Elisa OYJ
1,258 51,377
Finnair OYJ *
576 3,001
Fortum OYJ
3,972 95,596
Harvia OYJ (a)
149 7,736
Hiab OYJ
334 24,441
Huhtamaki OYJ
765 28,541
Kalmar OYJ, Class B
334 15,053
Kemira OYJ
1,034 21,114
Kempower OYJ * (a)
148 1,815
Kesko OYJ, Class B
2,359 61,488
Kone OYJ, Class B
2,814 172,517
Konecranes OYJ
1,644 56,524
Lumo Kodit OYJ
1,122 10,550
Mandatum OYJ
3,922 28,928
Metsa Board OYJ, Class B * (a)
1,494 5,952
Metso OYJ
5,552 114,856
Neste OYJ
3,796 140,567
Nokia OYJ
44,288 448,992
Nokian Renkaat OYJ (a)
1,009 19,291
Nordea Bank Abp
27,177 556,061
Orion OYJ, Class B
1,001 91,971
Outokumpu OYJ
3,628 23,768
Puuilo OYJ
783 15,534
QT Group OYJ *
183 7,640
Sampo OYJ, Class A
20,806 235,050
Stora Enso OYJ, Class R
4,815 56,628
Terveystalo OYJ, 144A
847 7,497
Tieto OYJ
903 20,810
UPM-Kymmene OYJ
4,782 133,642
Valmet OYJ
1,200 39,976

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Wartsila OYJ Abp
4,252 137,746
YIT OYJ *
1,008 3,922
(Cost $2,035,670)
2,648,539
France — 24.2%
2CRSI SACA *
126 3,864
Abivax SA *
579 65,606
Accor SA
1,703 92,022
Aeroports de Paris SA
278 34,874
Air France-KLM *
945 12,749
Air Liquide SA
5,501 1,083,308
Alstom SA *
2,958 56,211
Altarea SCA REIT
52 5,672
Alten SA
237 21,128
Amundi SA, 144A
547 59,979
Antin Infrastructure Partners SA
299 3,039
ARGAN SA REIT
80 6,728
Arkema SA
477 33,299
Assystem SA
10 508
Aubay
32 2,041
AXA SA
13,804 691,067
Ayvens SA, 144A
2,900 38,401
Beneteau SACA
179 1,212
BioMerieux
363 31,644
BNP Paribas SA
8,738 1,043,179
Bouygues SA
2,025 104,012
Bureau Veritas SA
2,822 89,421
Capgemini SE
1,338 166,683
Carmila SA REIT
573 10,556
Carrefour SA
5,373 97,828
Cie de Saint-Gobain SA
3,960 360,252
Cie des Alpes
179 4,158
Cie Generale des Etablissements
Michelin SCA
5,480 222,785
Clariane SE *
1,288 5,960
Coface SA
983 18,098
Covivio SA REIT
506 29,446
Credit Agricole SA
7,889 169,662
Danone SA
5,587 417,150
Dassault Aviation SA
148 48,788
Dassault Systemes SE
5,935 157,454
DBV Technologies SA *
1,879 5,181
Derichebourg SA
854 9,151
Edenred SE
1,929 67,398
Eiffage SA
628 79,510
Elior Group SA, 144A
749 1,782
Elis SA
1,376 38,263
Emeis SA *
724 11,000
Engie SA
15,659 447,443
Eramet SA * (a)
64 3,369
EssilorLuxottica SA
2,565 477,743
Number
of Shares Value $
Etablissements Maurel et Prom
SA
388 3,567
Eurazeo SE
311 18,152
Eutelsat Communications SACA
*
2,536 5,422
Exail Technologies SA *
92 13,294
Exosens SAS
272 18,340
FDJ UNITED (a)
938 24,373
Fnac Darty SA
119 4,776
Forvia SE *
1,308 13,887
Gaztransport Et Technigaz SA
319 77,738
Gecina SA REIT
385 30,588
Getlink SE
2,148 47,031
Havas NV
340 7,227
Hermes International SCA
303 556,433
ICADE REIT
305 6,444
ID Logistics Group SACA *
31 11,955
Imerys SA
270 7,809
Interparfums SA
222 7,298
Inventiva SACA, 144A *
1,327 6,243
Ipsen SA
298 56,456
IPSOS SA
335 15,020
JCDecaux SE
648 17,733
Kaufman & Broad SA
92 2,559
Kering SA
634 187,088
Klepierre SA REIT
1,912 83,194
Legrand SA
2,273 360,520
LISI SA
215 15,159
L'Oreal SA
2,110 942,851
Louis Hachette Group
5,097 10,598
LVMH Moet Hennessy Louis
Vuitton SE
2,190 1,153,103
Manitou BF SA
61 1,456
Medincell SA * (a)
185 5,209
Mercialys SA REIT
818 10,547
Mersen SA
179 7,901
Metropole Television SA
183 2,547
Nanobiotix SA *
283 11,407
Nexans SA
333 53,958
Opmobility
429 6,284
Orange SA
16,457 294,476
OVH Groupe SA *
212 3,684
Pernod Ricard SA
1,746 130,810
Peugeot Invest SA
32 2,085
Pierre Et Vacances SA *
606 1,309
Planisware SA
169 4,917
Pluxee NV
779 14,532
Publicis Groupe SA
2,047 240,028
Remy Cointreau SA
188 9,988
Renault SA
1,630 56,270
Rexel SA
1,982 82,741
Robertet SA
7 6,578

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Rubis SCA
683 26,656
Safran SA
3,048 1,193,117
Sanofi SA
9,653 861,228
Sartorius Stedim Biotech
258 58,737
Schneider Electric SE
4,853 1,660,662
SCOR SE
1,427 55,991
SEB SA
183 12,733
Seche Environnement SACA
24 2,194
Societe BIC SA
149 11,803
Societe Generale SA
5,591 471,806
Sodexo SA
687 46,203
SOITEC *
237 31,631
Sopra Steria Group
135 28,022
SPIE SA
1,339 67,718
Technip Energies NV
1,139 39,823
Teleperformance SE (a)
374 30,279
Television Francaise 1 SA
303 2,404
Thales SA
819 231,834
Tikehau Capital SCA (a)
342 6,650
TotalEnergies SE
17,120 1,501,971
Trigano SA
60 10,802
Ubisoft Entertainment SA *
990 5,812
Unibail-Rodamco-Westfield
REIT *
965 109,220
Valeo SE
1,675 27,997
Vallourec SACA
1,638 35,446
Veolia Environnement SA
5,308 200,996
Vicat SACA
153 11,463
Vinci SA
4,119 541,358
Virbac SACA
36 13,486
Viridien *
49 4,997
Vivendi SE
4,945 9,265
Vusion (a)
73 10,896
Wavestone
49 1,910
Wendel SE
225 22,332
Worldline SA/France, 144A *
376 5,985
(Cost $16,958,754)
18,334,636
Germany — 24.1%
2G Energy AG
88 5,668
adidas AG
1,440 253,237
AIXTRON SE
946 39,327
Allianz SE
3,359 1,758,863
Alzchem Group AG (a)
56 10,707
Atoss Software SE
82 9,677
Aumovio SE *
463 19,818
Aurubis AG
201 41,325
Auto1 Group SE *
1,111 29,036
BASF SE
7,704 474,096
Basler AG
133 3,584
Bayer AG
8,663 493,466
Bayerische Motoren Werke AG
2,887 207,844
Number
of Shares Value $
Bechtle AG
721 31,255
Beiersdorf AG
791 72,694
Bilfinger SE
298 29,007
Brenntag SE
1,047 76,422
CANCOM SE
206 5,264
Carl Zeiss Meditec AG
337 12,581
CECONOMY AG *
1,314 6,258
Cewe Stiftung & Co. KGaA
32 3,925
CHAPTERS Group AG *
109 5,761
Commerzbank AG
5,230 244,151
Continental AG
976 80,854
CTS Eventim AG & Co. KGaA
533 36,218
Daimler Truck Holding AG
4,121 223,972
Delivery Hero SE, 144A * (a)
1,208 51,538
Deutsche Bank AG (b)
15,193 611,661
Deutsche Boerse AG
1,607 537,584
Deutsche Lufthansa AG
5,397 49,273
Deutsche Post AG
8,160 532,109
Deutsche Telekom AG
30,002 989,010
Deutz AG
1,325 19,608
Douglas AG *
286 2,648
Duerr AG
423 9,080
E.ON SE
19,732 407,971
Eckert & Ziegler SE
357 5,395
Elmos Semiconductor SE
95 14,500
Energiekontor AG
62 1,858
Evonik Industries AG
2,240 49,462
Evotec SE *
1,253 4,724
Fielmann Group AG
179 8,130
flatexDEGIRO SE
751 33,497
Fraport AG Frankfurt Airport
Services Worldwide
305 22,443
Freenet AG
960 27,164
Fresenius Medical Care AG
1,638 75,058
Fresenius SE & Co. KGaA
3,717 195,345
Friedrich Vorwerk Group SE
58 5,248
FUCHS SE
246 9,844
GEA Group AG
1,255 97,961
Gerresheimer AG *
299 9,766
GFT Technologies SE
148 4,358
GRENKE AG
213 2,905
Hannover Rueck SE
523 156,854
Heidelberg Materials AG
1,173 224,472
HelloFresh SE *
1,374 4,398
Henkel AG & Co. KGaA
786 64,411
Hensoldt AG
542 53,953
HOCHTIEF AG
128 62,207
Hornbach Holding AG & Co.
KGaA
68 6,532
HUGO BOSS AG
238 10,685
Hypoport SE *
27 2,755
Indus Holding AG
205 8,798

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Infineon Technologies AG
11,510 752,566
IONOS Group SE *
418 17,129
Jenoptik AG
468 21,570
JOST Werke SE, 144A
167 12,162
K+S AG
1,276 24,470
KION Group AG
636 32,741
Knorr-Bremse AG
557 68,321
Krones AG
119 16,725
KWS Saat SE & Co KGaA
91 8,287
LANXESS AG
755 13,111
LEG Immobilien SE
653 37,303
MBB SE
3 648
Mercedes-Benz Group AG
5,976 327,774
Merck KGaA
1,141 184,221
MTU Aero Engines AG
478 195,493
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,122 676,131
Mutares SE & Co. KGaA
155 4,573
Nagarro SE
61 5,541
Nemetschek SE
488 39,849
Nordex SE *
1,103 48,352
Norma Group SE
185 4,298
OHB SE
36 8,426
PATRIZIA SE
310 2,701
Pfisterer Holding SE
69 5,478
PNE AG
273 2,321
ProSiebenSat.1 Media SE
1,019 4,526
Puma SE *
909 26,840
PVA TePla AG *
161 5,779
Rational AG
45 32,956
RENK Group AG
777 42,423
Rheinmetall AG
412 531,583
RWE AG
5,670 386,203
SAF-Holland SE
417 10,777
Salzgitter AG
302 19,960
SAP SE
8,949 1,984,352
Schaeffler AG
1,617 13,861
Schott Pharma AG & Co. KGaA
337 9,062
Scout24 SE, 144A
639 59,230
Secunet Security Networks AG
10 2,079
Siemens AG
6,388 2,119,148
Siemens Energy AG
6,849 1,131,108
Siemens Healthineers AG, 144A
2,989 135,854
Siltronic AG *
163 14,957
Sixt SE
119 10,111
SMA Solar Technology AG *
160 11,021
Stroeer SE & Co. KGaA
307 13,979
Suedzucker AG * (a)
515 7,645
SUSS MircoTec SE
169 13,722
Symrise AG
1,181 126,479
TAG Immobilien AG
1,496 21,982
Number
of Shares Value $
Talanx AG
511 74,313
TeamViewer SE, 144A *
1,134 9,266
thyssenkrupp AG
4,253 71,384
Thyssenkrupp Nucera AG & Co.
KGaA, 144A *
242 2,280
Tkms AG& Co KGaA *
211 21,543
TUI AG
4,193 34,258
United Internet AG
692 21,927
Verbio SE *
135 4,880
Vincorion SE *
182 4,139
Vonovia SE
6,237 139,458
Vossloh AG
66 4,688
Wacker Chemie AG *
179 19,513
Wacker Neuson SE
212 5,614
Wuestenrot &
Wuerttembergische AG
148 2,482
Zalando SE, 144A *
1,775 50,822
(Cost $15,140,117)
18,260,610
Ireland — 1.4%
AerCap Holdings NV
1,384 201,981
AIB Group PLC
18,578 236,617
Bank of Ireland Group PLC
8,343 183,980
Cairn Homes PLC
5,569 16,333
Glanbia PLC
1,738 44,696
Glenveagh Properties PLC,
144A *
2,655 7,556
Irish Residential Properties REIT
PLC REIT
4,012 5,052
Kerry Group PLC, Class A
1,384 135,037
Kingspan Group PLC
1,358 161,682
Ryanair Holdings PLC
3,593 96,824
Uniphar PLC
1,996 9,842
(Cost $798,985)
1,099,600
Italy — 9.5%
A2A SpA
12,519 34,056
ACEA SpA
392 9,544
AMCO - Asset Management Co
SpA, Class B * (c)
13 0
Amplifon SpA
1,201 16,901
Ariston Holding NV
421 1,894
Arnoldo Mondadori Editore SpA
674 1,644
Ascopiave SpA
363 1,200
Avio SpA (a)
277 9,466
Azimut Holding SpA
986 44,357
Banca Generali SpA
520 39,895
Banca IFIS SpA (a)
187 3,241
Banca Mediolanum SpA
1,914 53,468
Banca Monte dei Paschi di Siena
SpA
16,701 224,486
Banco BPM SpA
8,682 162,160
Banco di Desio e della Brianza
SpA
254 5,163
BPER Banca SPA
12,426 205,734

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Brembo NV
1,203 14,141
Brunello Cucinelli SpA
279 28,460
Buzzi SpA
643 30,667
Carel Industries SpA, 144A
447 13,941
Cembre SpA
61 5,952
Cementir Holding NV
388 6,517
CIR SpA-Compagnie Industriali *
5,534 4,840
Credito Emiliano SpA
657 15,476
Danieli & C Officine Meccaniche
SpA
90 6,952
Danieli & C Officine Meccaniche
SpA-RSP
303 15,824
Davide Campari-Milano NV
5,278 35,680
De' Longhi SpA
614 30,182
DiaSorin SpA (a)
147 12,956
El.En. SpA
337 6,040
Enav SpA, 144A
2,149 12,493
Enel SpA
67,320 736,681
Eni SpA
16,006 433,281
ERG SpA
558 14,428
Ferrari NV
1,076 455,563
Ferretti SpA (a)
1,267 4,583
Fincantieri SpA *
1,067 15,480
FinecoBank Banca Fineco SpA
5,524 152,197
Generali
6,422 332,469
GVS SpA, 144A *
491 2,720
Hera SpA
6,965 30,840
Industrie De Nora SpA
270 2,117
Intercos SpA
430 7,003
Interpump Group SpA
687 29,940
Intesa Sanpaolo SpA
124,911 985,019
Iren SpA
4,784 13,714
Italgas SpA
5,128 52,333
Italmobiliare SpA
199 6,010
Iveco Group NV
1,828 29,599
Juventus Football Club SpA *
1,021 2,467
Leonardo SpA
3,545 212,967
Lottomatica Group SpA
2,048 60,471
LU-VE SpA
97 6,569
Maire SpA
1,131 16,395
MFE-MediaForEurope NV, Class
A
2,964 8,869
MFE-MediaForEurope NV, Class
B
368 1,561
Moltiply Group SpA
114 4,999
Moncler SpA
1,886 103,203
Newprinces SpA *
277 5,100
Nexi SpA, 144A (a)
5,402 27,628
OVS SpA, 144A
1,663 11,513
Pharmanutra SpA
31 2,953
Piaggio & C SpA
1,232 2,868
Pirelli & C SpA, 144A
4,014 31,029
Number
of Shares Value $
Poste Italiane SpA
4,100 132,346
Prysmian SpA
2,464 344,020
RAI Way SpA, 144A
778 4,107
Recordati Industria Chimica e
Farmaceutica SpA
729 44,498
Reply SpA
200 28,388
Safilo Group SpA *
2,907 6,118
Saipem SpA
11,668 61,869
Salvatore Ferragamo SpA *
357 3,966
Sanlorenzo SpA
92 4,054
Sesa SpA
61 6,745
Snam SpA
18,040 121,452
SOL SpA
297 19,422
Tamburi Investment Partners
SpA
816 9,317
Technogym SpA, 144A
1,016 15,625
Telecom Italia SpA *
15,139 137,794
Terna - Rete Elettrica Nazionale
12,460 141,024
UniCredit SpA
11,950 1,167,908
Unipol Assicurazioni SpA
3,155 103,418
Webuild SpA (a)
2,929 7,566
Wiit SpA
60 2,021
Zignago Vetro SpA
270 2,173
(Cost $4,939,397)
7,219,730
Luxembourg — 0.7%
APERAM SA
397 21,655
ArcelorMittal SA
3,797 282,707
Aroundtown SA *
5,616 12,479
Befesa SA, 144A
300 12,597
CVC Capital Partners PLC, 144A
(a)
1,975 33,195
d'Amico International Shipping
SA
403 3,441
Eurofins Scientific SE
969 81,647
Grand City Properties SA * (a)
144 1,554
RTL Group SA
301 11,205
SES SA
3,292 18,714
Tenaris SA
2,845 79,079
(Cost $389,381)
558,273
Netherlands — 16.8%
Aalberts NV
866 44,099
ABN AMRO Bank NV CVA
5,508 266,853
Acomo NV
238 6,676
Adyen NV, 144A *
240 291,986
Aegon Ltd.
10,761 99,296
Airbus SE
5,248 1,202,339
Akzo Nobel NV
1,329 95,246
AMG Critical Materials NV
241 9,109
Arcadis NV
568 29,425
ASM International NV
413 387,614
ASML Holding NV
3,427 5,779,085
ASR Nederland NV
1,427 120,204

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Basic-Fit NV, 144A *
407 15,847
BE Semiconductor Industries NV
623 141,473
Corbion NV
456 10,699
Eurocommercial Properties NV
REIT
359 11,280
Euronext NV, 144A
687 130,151
EXOR NV
739 62,791
Ferrovial NV
4,211 246,521
Flow Traders Ltd. *
241 8,196
Fugro NV
1,140 11,845
Heineken Holding NV
1,102 87,426
Heineken NV
2,368 199,965
IMCD NV
508 59,066
ING Groep NV
25,367 898,242
Koninklijke Ahold Delhaize NV
7,814 278,190
Koninklijke BAM Group NV
2,126 28,695
Koninklijke Heijmans N.V.
228 23,424
Koninklijke KPN NV
33,146 159,085
Koninklijke Philips NV
6,962 185,267
Koninklijke Vopak NV
433 24,132
Magnum Ice Cream Co. NV *
4,270 87,700
Nebius Group NV * (a)
1,780 367,250
NN Group NV
2,311 208,842
OCI NV *
78 369
Pharming Group NV *
6,826 7,829
Pharvaris NV *
166 5,745
Prosus NV *
10,635 473,494
QIAGEN NV
1,864 80,619
Randstad NV
893 41,937
Redcare Pharmacy NV, 144A
* (a)
145 10,501
SBM Offshore NV
1,188 48,408
Signify NV, 144A
1,012 18,091
Sligro Food Group NV
183 2,240
Stellantis NV *
17,475 96,528
TKH Group NV
338 20,298
TomTom NV *
515 2,478
Universal Music Group NV
9,349 159,089
Van Lanschot Kempen NV
180 13,914
Wereldhave NV REIT
287 6,201
Wolters Kluwer NV
2,000 164,568
(Cost $8,845,983)
12,730,328
Poland — 0.0%
InPost SA *
(Cost $36,049)
2,221 40,168
Portugal — 0.6%
Altri SGPS SA
462 2,517
Banco Comercial Portugues SA,
Class R
69,172 89,908
Corticeira Amorim SGPS SA
365 2,976
CTT-Correios de Portugal SA
753 5,733
Number
of Shares Value $
EDP SA
26,117 141,913
Galp Energia SGPS SA
3,437 85,434
Jeronimo Martins SGPS SA
2,357 49,280
Mota-Engil SGPS SA (a)
687 3,790
Navigator Co. SA
1,830 6,904
NOS SGPS SA
1,877 10,967
REN - Redes Energeticas
Nacionais SGPS SA
3,421 13,928
Semapa-Sociedade de
Investimento e Gestao
180 4,433
Sonae SGPS SA
7,879 18,349
(Cost $340,691)
436,132
Spain — 10.8%
Acciona SA
215 52,344
Acerinox SA
1,625 33,824
ACS Actividades de
Construccion y Servicios SA
1,599 189,632
Aena SME, 144A
6,638 203,708
Almirall SA
425 5,094
Amadeus IT Group SA
3,723 251,770
Atresmedia Corp. de Medios de
Comunicacion SA
624 3,733
Banco Bilbao Vizcaya Argentaria
SA
49,286 1,432,922
Banco de Sabadell SA
41,114 173,497
Banco Santander SA
126,055 1,854,254
Bankinter SA
5,579 107,994
CaixaBank SA
30,799 470,794
Cellnex Telecom SA, 144A *
4,195 129,029
CIE Automotive SA
407 11,866
Cirsa Enterprises SA *
402 6,472
Colonial SFL Socimi SA REIT (a)
2,487 15,354
Construcciones y Auxiliar de
Ferrocarriles SA
148 12,206
Distribuidora Internacional de
Alimentacion SA *
91 4,022
EDP Renewables SA
2,824 44,808
Elecnor SA
282 10,269
Enagas SA
2,096 41,023
Ence Energia y Celulosa SA * (a)
781 2,302
Endesa SA
2,686 131,349
Fluidra SA
853 19,261
Gestamp Automocion SA, 144A
560 1,935
Grenergy Renovables SA *
137 14,131
Grifols SA
2,365 27,009
HBX Group International PLC
654 5,758
Iberdrola SA
54,788 1,277,872
Indra Sistemas SA
858 60,993
Industria de Diseno Textil SA
9,623 648,301
Laboratorios Farmaceuticos
Rovi SA
110 7,743
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros
4,875 7,508

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Logista Integral SA
578 24,250
Mapfre SA
7,753 40,255
Melia Hotels International SA
781 9,090
Merlin Properties Socimi SA
REIT
3,762 58,555
Naturgy Energy Group SA
3,560 121,821
Neinor Homes SA, 144A *
473 8,527
Pharma Mar SA *
120 11,339
Prosegur Cia de Seguridad SA
883 2,959
Redeia Corp. SA
3,745 66,468
Repsol SA
9,821 310,857
Sacyr SA
5,115 25,179
Solaria Energia y Medio
Ambiente SA *
659 12,982
Tecnicas Reunidas SA *
418 12,828
Telefonica SA
32,392 137,369
Unicaja Banco SA, 144A
9,622 39,453
Vidrala SA
205 21,431
Viscofan SA (a)
340 22,629
(Cost $5,198,485)
8,184,769
Switzerland — 0.6%
DSM-Firmenich AG
1,453 161,584
STMicroelectronics NV
3,834 191,562
STMicroelectronics NV, Class Y
1,742 87,344
(Cost $293,337)
440,490
United Kingdom — 0.3%
Allfunds Group PLC
2,429 25,012
Coca-Cola Europacific Partners
PLC
1,740 187,955
International Consolidated
Airlines Group SA
10,461 60,876
(Cost $209,233)
273,843
TOTAL COMMON STOCKS
(Cost $57,900,361)
73,995,907
PREFERRED STOCKS — 0.7%
Germany — 0.7%
Dr Ing hc F Porsche AG
984 51,902
Draegerwerk AG & Co. KGaA
61 7,964
FUCHS SE
577 26,983
Henkel AG & Co. KGaA
1,357 119,856
Jungheinrich AG
373 11,455
KSB SE & Co KGaA
6 6,091
Porsche Automobil Holding SE
1,379 45,683
Sartorius AG
223 64,549
Sixt SE
184 13,080
STO SE & Co. KGaA
28 3,363
Volkswagen AG
1,805 162,864
(Cost $640,055)
513,790
Number
of Shares Value $
RIGHTS — 0.0%
Germany — 0.0%
Norma Group SE* (a), expires
9/17/2026
(Cost $0)
185 154
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (c)
,
expires
8/2/2030
(Cost $0)
36 74
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Currency Hedged MSCI
Eurozone ETF
1,250 61,788
iShares MSCI Eurozone ETF
2,000 140,920
(Cost $180,660)
202,708
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(d)(e)
(Cost $95,903)
95,903 95,903
CASH EQUIVALENTS — 1.6%
DWS Government Money Market
Series "Institutional Shares",
3.65% (d)
(Cost $1,221,551)
1,221,551 1,221,551
TOTAL INVESTMENTS
— 100.2%
(Cost $60,038,530)
76,030,087
Other assets and liabilities,
net — (0.2%)
(158,618)
NET ASSETS — 100.0%
75,871,469

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
COMMON STOCKS — 0.8%
Germany — 0.8%
Deutsche Bank AG (b)
509,049 13,980 (35,630) 3,951 120,311 — — 15,193 611,661
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d)(e)
1,156,330 — (1,060,427) (f) — — 7,283 — 95,903 95,903
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series "Institutional Shares", 3.65% (d)
819,038 1,093,201 (690,688) — — 12,758 — 1,221,551 1,221,551
2,484,417 1,107,181 (1,786,745) 3,951 120,311 20,041 — 1,332,647 1,929,115
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $618,000, which is 0.8% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $550,431.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
19,249,451 25 .8
Industrials
15,232,135 20 .4
Information Technology
11,025,456 14 .8
Consumer Discretionary
6,241,697 8 .4
Utilities
4,751,423 6 .4
Health Care
4,302,696 5 .8
Consumer Staples
3,827,719 5 .2
Materials
3,477,233 4 .6
Energy
2,993,656 4 .0
Communication Services
2,613,831 3 .5
Real Estate
794,628 1 .1
Total
74,509,925 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 16 1,150,680 1,196,304 9/18/2026 45,624
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
9/2/2026 EUR 60,300,730 USD 69,458,361 — (584,001)
RBC Capital Markets
9/2/2026 EUR 2,530,000 USD 2,914,221 — (24,503)
The Bank of New York Mellon
9/2/2026 EUR 721,000 USD 830,484 — (6,994)
RBC Capital Markets
9/2/2026 USD 98,774 EUR 85,423 449 —
RBC Capital Markets
9/2/2026 USD 72,884,949 EUR 62,745,307 — (3,086)
RBC Capital Markets
9/2/2026 USD 837,514 EUR 721,000 — (36)
RBC Capital Markets
10/2/2026 EUR 62,745,307 USD 72,969,843 — (2,949)
RBC Capital Markets
10/2/2026 EUR 721,000 USD 838,489 — (34)
The Bank of New York Mellon
10/2/2026 EUR 1,074,854 USD 1,249,986 — (69)
Total unrealized appreciation (depreciation)
449 (621,672)

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEZ-PH1
EUR Euro
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 73,995,907 $ — $ 0 $ 73,995,907
Preferred Stocks
513,790 — — 513,790
Rights
154 — — 154
Warrants
— — 74 74
Exchange-Traded Funds
202,708 — — 202,708
Short-Term Investments (a)
1,317,454 — — 1,317,454
Derivatives (b)
Forward Foreign Currency Contracts
— 449 — 449
Futures Contracts
45,624 — — 45,624
TOTAL
$ 76,075,637 $ 449 $ 74 $ 76,076,160
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (621,672) $ — $ (621,672)
TOTAL
$ — $ (621,672) $ — $ (621,672)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.